Offerings - Offering: 1	Apr. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	458,152,000
Proposed Maximum Offering Price per Unit	1.09
Maximum Aggregate Offering Price	$ 499,385,680.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,965.16
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock offered hereby and the shares of common stock, par value $0.0001 per share of the registrant (the “common stock”) issuable upon exercise of pre-funded warrants and common warrants also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the common stock on March 30, 2026 as reported by The Nasdaq Stock Market LLC.